39. Personnel expenses (Details 2)	12 Months Ended
Dec. 31, 2020
01/01 to 12/31/2020 [Member]
Statement Line Items [Line Items]
Balance of Plans on December 31, 2020	R$ 14,356,667 841,446 SANB11 318,478 SAN 1,664,983 opcoes s/ SAN
01/01 to 12/31/2019 [Member]
Statement Line Items [Line Items]
Balance of Plans on December 31, 2020	R$ 14,356,667 841,446 SANB11 318,478 SAN 1,664,983 opcoes s/ SAN
Local [Member] | Santander Brasil Bank Shares [Member]
Statement Line Items [Line Items]
Vesting Period	01/2019 to 12/2021 01/2020 to 12/2022 2019 to 2023
Period of Exercise/Settlement	03/2022 and 03/2023 03/2023 and 03/2024 2022 and 2023
Local [Member] | Santander Brasil Bank Shares [Member] | 01/01 to 12/31/2020 [Member]
Statement Line Items [Line Items]
Options	R$ 4,916,667 (*) R$ 9,440,000 (*) 841,446 SANB11
Local [Member] | Santander Brasil Bank Shares [Member] | 01/01 to 12/31/2019 [Member]
Statement Line Items [Line Items]
Options	R$ 4,916,667 (*) R$ 9,440,000 (*) 841,446 SANB11
Global [Member] | Santander Spain Shares and Options [Member]
Statement Line Items [Line Items]
Vesting Period	01/2020 to 12/2022
Period of Exercise/Settlement	03/2023 and 03/2025
Global [Member] | Santander Spain Shares and Options [Member] | 01/01 to 12/31/2020 [Member]
Statement Line Items [Line Items]
Options	318,478 SAN 1,664,983 opcoes s/ SAN
Global [Member] | Santander Spain Shares and Options [Member] | 01/01 to 12/31/2019 [Member]
Statement Line Items [Line Items]
Options	318,478 SAN 1,664,983 opcoes s/ SAN